                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         12-31-01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        2-12-02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-01

ITEM 1                           ITEM 2     ITEM 3      ITEM 4            ITEM 5                  ITEM 6    ITEM 7      ITEM 8
                                 TITLE OF               MARKET
NAME OF ISSUER                   CLASS      CUSIP       VALUE             SHARES        SH/PRN    INVSTMT   MANAGERS    VOTING
                                                                                                  DISCR                 AUTHORITY
COMMON STOCK                                                                                                            SOLE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories              COM        002824100           2,997,399        53,765 SHR       SOLE                        53,765
ADC Telecom                      COM        000886101          10,856,460     2,360,100 SHR       SOLE                     2,360,100
Aegon NV                         COM        007924103             241,680         9,028 SHR       SOLE                         9,028
Allstate Corp                    COM        020002101             471,800        14,000 SHR       SOLE                        14,000
Am Home Products                 COM        026609107           1,671,140        27,235 SHR       SOLE                        27,235
American Express                 COM        025816109           1,897,673        53,171 SHR       SOLE                        53,171
American Greetings               COM        026375105             416,845        30,250 SHR       SOLE                        30,250
American Int'l Group             COM        026874107             750,171         9,448 SHR       SOLE                         9,448
American Water Works             COM        030411102             417,500        10,000 SHR       SOLE                        10,000
Amgen                            COM        031162100             615,760        10,910 SHR       SOLE                        10,910
Anadarko Pete Corp               COM        032511107             455,027         8,004 SHR       SOLE                         8,004
Arbitron                         COM        03875Q108           4,318,233       126,449 SHR       SOLE                       126,449
Archer-Daniels                   COM        039483102             286,283        19,950 SHR       SOLE                        19,950
Assoc Banc Corp                  COM        045487105             293,966         8,330 SHR       SOLE                         8,330
AT & T                           COM        001957109             737,135        40,636 SHR       SOLE                        40,636
AT&T Wireless Group              COM        00209A106             376,853        26,225 SHR       SOLE                        26,225
Automatic Data Proc              COM        053015103             541,114         9,187 SHR       SOLE                         9,187
Bank of America Corp             COM        060505104           2,670,146        42,417 SHR       SOLE                        42,417
Baxter International             COM        071813109          35,206,379       656,468 SHR       SOLE                       656,468
Bemis                            COM        081437105          24,749,983       503,253 SHR       SOLE                       503,253
BMC Industries                   COM        055607105           2,114,207     1,026,314 SHR       SOLE                     1,026,314
BP PLC                           COM        055622104           5,881,466       126,456 SHR       SOLE                       126,456
Briggs & Stratton                COM        109043109             298,900         7,000 SHR       SOLE                         7,000
Bristol-Myers Squibb             COM        110122108           6,250,050       122,550 SHR       SOLE                       122,550
Burlington Northern              COM        12189T104             767,457        26,900 SHR       SOLE                        26,900
Burlington Resources             COM        122014103           3,912,381       104,219 SHR       SOLE                       104,219
Cardinal Health                  COM        14149Y108             674,856        10,437 SHR       SOLE                        10,437
Ceridian                         COM        156779100          17,014,688       907,450 SHR       SOLE                       907,450
ChevronTexaco Corp               COM        166764100           1,401,500        15,640 SHR       SOLE                        15,640

ITEM 1                           ITEM 2     ITEM 3      ITEM 4            ITEM 5                  ITEM 6    ITEM 7      ITEM 8
                                 TITLE OF               MARKET
NAME OF ISSUER                   CLASS      CUSIP       VALUE             SHARES        SH/PRN    INVSTMT   MANAGERS    VOTING
                                                                                                  DISCR                 AUTHORITY
COMMON STOCK                                                                                                            SOLE
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                    COM        173034109             482,626         9,561 SHR       SOLE                         9,561
Community First Bkshr            COM        203902101             745,678        29,026 SHR       SOLE                        29,026
Community First Bkshr            COM        203902101             480,146        18,690 SHR       SOLE                        18,690
Corning                          COM        219350105           7,929,880       889,000 SHR       SOLE                       889,000
Covance Inc.                     COM        222816100             526,640        23,200 SHR       SOLE                        23,200
Delta Air Lines                  COM        247361108             627,451        21,444 SHR       SOLE                        21,444
Deluxe Corp                      COM        248019101          10,334,834       248,553 SHR       SOLE                       248,553
Donaldson                        COM        257651109          28,159,000       725,000 SHR       SOLE                       725,000
Dupont                           COM        263534109             216,333         5,089 SHR       SOLE                         5,089
Ebenx Inc.                       COM        278668108              40,710        10,000 SHR       SOLE                        10,000
Ecolab Inc                       COM        278865100          24,310,034       603,976 SHR       SOLE                       603,976
EFunds Corp                      COM        28224R101          21,505,770     1,564,056 SHR       SOLE                     1,564,056
Emerson Electric                 COM        291011104          35,462,412       621,058 SHR       SOLE                       621,058
Exxon Mobil Corp                 COM        30231g102           4,273,364       108,737 SHR       SOLE                       108,737
Federal Natl Mtge                COM        313586109             316,013         3,975 SHR       SOLE                         3,975
First Data Corp                  COM        319963104           1,986,668        25,324 SHR       SOLE                        25,324
Franklin Resources Inc           COM        354613101             352,700        10,000 SHR       SOLE                        10,000
Freddie Mac Voting Shs           COM        313400301             392,400         6,000 SHR       SOLE                         6,000
G & K Services Cl A              COM        361268105           4,570,450       141,500 SHR       SOLE                       141,500
General Binding                  COM        369154109             129,100        10,000 SHR       SOLE                        10,000
General Electric                 COM        369604103           1,697,373        42,350 SHR       SOLE                        42,350
General Mills                    COM        370334104          31,994,953       615,169 SHR       SOLE                       615,169
Genuine Parts                    COM        372460105             522,975        14,250 SHR       SOLE                        14,250
Gillette Company                 COM        375766102           2,341,340        70,100 SHR       SOLE                        70,100
Graco Inc                        COM        384109104          41,062,071     1,051,525 SHR       SOLE                     1,051,525
HB Fuller                        COM        359694106          25,441,138       884,294 SHR       SOLE                       884,294
Hershey                          COM        427866108             737,930        10,900 SHR       SOLE                        10,900
Hewlett-Packard                  COM        428236103             209,508        10,200 SHR       SOLE                        10,200
Home Depot                       COM        437076102             978,117        19,175 SHR       SOLE                        19,175
Honeywell Inc                    COM        438516106          27,778,074       821,350 SHR       SOLE                       821,350
Hormel                           COM        440452100          32,426,716     1,206,800 SHR       SOLE                     1,206,800
IBM                              COM        459200101           3,511,651        29,032 SHR       SOLE                        29,032

ITEM 1                           ITEM 2     ITEM 3      ITEM 4            ITEM 5                  ITEM 6    ITEM 7      ITEM 8
                                 TITLE OF               MARKET
NAME OF ISSUER                   CLASS      CUSIP       VALUE             SHARES        SH/PRN    INVSTMT   MANAGERS    VOTING
                                                                                                  DISCR                 AUTHORITY
COMMON STOCK                                                                                                            SOLE
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand                   COM        456866102             426,462        10,200 SHR       SOLE                        10,200
Intel                            COM        458140100           4,753,088       151,132 SHR       SOLE                       151,132
J.P. Morgan                      COM        616880100           2,139,561        58,860 SHR       SOLE                        58,860
Jefferson-Pilot                  COM        475070108             351,328         7,593 SHR       SOLE                         7,593
Johnson & Johnson                COM        478160104          35,430,568       599,502 SHR       SOLE                       599,502
Kimberly-Clark                   COM        494368103           5,280,519        88,303 SHR       SOLE                        88,303
Lucent Tech                      COM        549463107             964,675       153,123 SHR       SOLE                       153,123
Medtronic Inc                    COM        585055106          47,731,854       932,081 SHR       SOLE                       932,081
Merck & Co                       COM        589331107          15,464,853       263,008 SHR       SOLE                       263,008
Merrill Lynch                    COM        590188108           1,188,336        22,800 SHR       SOLE                        22,800
Microsoft                        COM        594918104             822,428        12,414 SHR       SOLE                        12,414
Minnesota Mining                 COM        604059105          38,459,269       325,347 SHR       SOLE                       325,347
Motorola                         COM        620076109           3,343,900       222,630 SHR       SOLE                       222,630
MTS Systems                      COM        553777103          16,275,078     1,609,800 SHR       SOLE                     1,609,800
Murphy Oil                       COM        626717102             521,048         6,200 SHR       SOLE                         6,200
Newell Rubbermaid                COM        651192106           1,338,524        48,550 SHR       SOLE                        48,550
Nokia                            COM        654902204             314,965        12,840 SHR       SOLE                        12,840
NRG Energy Inc                   COM        629377102           1,745,300       112,600 SHR       SOLE                       112,600
Pacific Centy Finl Corp.         COM        694058108           1,346,280        52,000 SHR       SOLE                        52,000
Patterson Dental                 COM        703412106           3,867,885        94,500 SHR       SOLE                        94,500
Pentair Inc                      COM        709631105          18,316,045       501,672 SHR       SOLE                       501,672
PepsiCo Inc                      COM        713448108             263,267         5,407 SHR       SOLE                         5,407
Pfizer Inc                       COM        717081103          34,702,775       870,835 SHR       SOLE                       870,835
Pharmacia Corp                   COM        71713U102             238,456         5,591 SHR       SOLE                         5,591
Procter & Gamble                 COM        742718109             662,002         8,366 SHR       SOLE                         8,366
Qwest Communications             COM        749121109           1,282,566        90,769 SHR       SOLE                        90,769
Royal Dutch Petrol               COM        780257804           1,112,754        22,700 SHR       SOLE                        22,700
SAFECO Corp                      COM        786429100             269,448         8,650 SHR       SOLE                         8,650
SBC Communications               COM        78387G103             339,526         8,668 SHR       SOLE                         8,668
Schlumberger Ltd                 COM        806857108           7,428,086       135,179 SHR       SOLE                       135,179
Service Master                   COM        81760N109           1,011,540        73,300 SHR       SOLE                        73,300
Sigma Aldrich                    COM        826552101             752,731        19,100 SHR       SOLE                        19,100

ITEM 1                           ITEM 2     ITEM 3      ITEM 4            ITEM 5                  ITEM 6    ITEM 7      ITEM 8
                                 TITLE OF               MARKET
NAME OF ISSUER                   CLASS      CUSIP       VALUE             SHARES        SH/PRN    INVSTMT   MANAGERS    VOTING
                                                                                                  DISCR                 AUTHORITY
COMMON STOCK                                                                                                            SOLE
------------------------------------------------------------------------------------------------------------------------------------
SNAP ON Inc.                     COM        833034101             548,658        16,300 SHR       SOLE                        16,300
SPDR Trust Unit Sr 1             COM        78462F103             520,065         4,550 SHR       SOLE                         4,550
St. Jude Medical                 COM        790849103          29,318,699       377,575 SHR       SOLE                       377,575
St. Paul Cos                     COM        792860108          33,927,215       771,599 SHR       SOLE                       771,599
Sturm Ruger                      COM        864159108             287,520        24,000 SHR       SOLE                        24,000
Super Valu                       COM        868536103          25,071,914     1,133,450 SHR       SOLE                     1,133,450
Target Corp                      COM        87612E106          46,703,687     1,137,727 SHR       SOLE                     1,137,727
TCF Financial                    COM        872275102          40,205,609       837,966 SHR       SOLE                       837,966
Toro                             COM        891092108          26,837,235       596,383 SHR       SOLE                       596,383
United Healthcare                COM        910581107             764,316        10,800 SHR       SOLE                        10,800
US Bancorp                       COM        902973304          33,046,975     1,578,929 SHR       SOLE                     1,578,929
Valspar                          COM        920355104          26,682,084       673,790 SHR       SOLE                       673,790
Verizon Comm                     COM        92343v104           3,792,196        79,903 SHR       SOLE                        79,903
Waste Mgmt Inc Del               COM        94106L109             909,435        28,500 SHR       SOLE                        28,500
Wells Fargo & Co                 COM        949746101          46,735,640     1,075,124 SHR       SOLE                     1,075,124
Weyerhaeuser                     COM        962166104           9,231,456       170,700 SHR       SOLE                       170,700
Xcel Energy Inc.                 COM        98389B100             463,535        16,710 SHR       SOLE                        16,710
Zimmer Holdings, Inc.            COM        98956P102             275,929         9,035 SHR       SOLE                         9,035

COMMON STOCK SUBTOTAL                                       1,013,298,389    31,291,887                                   31,291,887

PREFERRED STOCK

Barclays Pfd. E                             06738C836             446,080        17,000 SHR       SOLE                        17,000
JP Morgan Pfd.                              466258209             211,875         2,500 SHR       SOLE                         2,500
St. Paul Capital Pfd. 7.6%                  85231F207             838,200        33,000 SHR       SOLE                        33,000


PREFERRED STOCK SUBTOTAL                                        1,496,155        52,500                                       52,500

MUTUAL FUNDS

ITEM 1                           ITEM 2     ITEM 3      ITEM 4            ITEM 5                  ITEM 6    ITEM 7      ITEM 8
                                 TITLE OF               MARKET
NAME OF ISSUER                   CLASS      CUSIP       VALUE             SHARES        SH/PRN    INVSTMT   MANAGERS    VOTING
                                                                                                  DISCR                 AUTHORITY
COMMON STOCK                                                                                                            SOLE
------------------------------------------------------------------------------------------------------------------------------------
Acorn Fund                                  53015p403             186,578        10,435 SHR       SOLE                        10,435
Dean Witter US Govt Sec                     616969200              97,127        10,792 SHR       SOLE                        10,792
Fidelity MN Muni                            316412303             244,281        21,830 SHR       SOLE                        21,830
Lib. Newport Tiger Fd Cl B                                        162,642        17,794 SHR       SOLE                        17,794
PW Pace Gov't Sec. Fixed Incom              695740100             173,878        13,605 SHR       SOLE                        13,605
SIT MN Tax Free Inc                         82979K100             638,286        63,765 SHR       SOLE                        63,765
Vanguard GNMA Fund                                                227,002        21,869 SHR       SOLE                        21,869
Vanguard Index Tr 500                       922908108             424,100         4,005 SHR       SOLE                         4,005
Wells Fargo Equity Income Fund                                    234,480         6,000 SHR       SOLE                         6,000


MUTUAL FUND SUBTOTAL                                            2,388,372       170,096                                      170,096

GRAND TOTALS                                                1,017,182,916    31,514,483                                   31,514,483

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE